INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2021
Income Taxes [Abstract]
Schedule of components of income tax expense benefit	The components of income tax expense include the following:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2021	2020	2021	2020
Current income tax	$18	$10	$44	$35
Deferred income tax	69	(58)	148	78
Income tax expense (benefit)	$87	$(48)	$192	$113